Share capital and additional paid in capital - Disclosure of changes in combined capital and additional paid in capital (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	¥ 29,439		¥ 14,558		¥ 24,073
Conversion of preferred shares to share capital	(10,143)
Issuance of share capital	3,943,584
Exercise of option	5,422
Contribution from the controlling shareholder	27,179		264,555		68,382
Share-based payments from the controlling shareholder	195,669
Ending balance	438,874	$ 63,629,000	29,439		14,558
Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance			0		0
Issuance of share capital	25,910
Exercise of option	219
Contribution from the controlling shareholder			0
Ending balance	146,730				0
Issued Capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance
Stock dividend to the controlling shareholder	32
Conversion of preferred shares to share capital	21,905
Recapitalization upon the Merger	110,343
Deemed issuance of shares upon the Merger transaction	10,226
Issuance of share capital	4,005
Exercise of option	219
Ending balance	146,730
Additional paid-in capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	423,329		147,986		79,604
Issuance of share capital	3,917,674
Exercise of option	5,203
Contribution from the controlling shareholder	27,179		264,555		68,382
Share-based payments from the controlling shareholder	195,669
Ending balance	6,358,600		423,329		147,986
Additional paid-in capital [member] | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	423,329		147,986		79,604
Stock dividend to the controlling shareholder	(32)
Conversion of preferred shares to share capital	3,712,984
Recapitalization upon the Merger	(110,343)
Deemed issuance of shares upon the Merger transaction	1,881,758
Issuance of share capital	204,690
Exercise of option	5,203
Contribution from the controlling shareholder	27,179		264,555		68,382
Share-based payments from the Company	195,669
Share-based payments from the controlling shareholder	18,163		10,788
Ending balance	6,358,600		423,329		147,986
Issued Capital And Additional Paid in Capital | Common Stock [Member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance	423,329		147,986		79,604
Conversion of preferred shares to share capital	3,734,889
Deemed issuance of shares upon the Merger transaction	1,891,984
Issuance of share capital	208,695
Exercise of option	5,422
Contribution from the controlling shareholder	27,179		264,555		68,382
Share-based payments from the Company	195,669
Share-based payments from the controlling shareholder	18,163		10,788
Ending balance	¥ 6,505,330		¥ 423,329		¥ 147,986
Ordinary shares [member] | Issued Capital [member]
DisclosureOfChangesInCombinedCapitalAndAdditionalPaidInCapital [Line Items]
Beginning balance (in shares) | shares	500	500	500	500	100	100
Beginning balance | $		$ 1		$ 1
Subdivision of shares, shares | shares	4,500	4,500
Stock dividend to the controlling shareholder, shares | shares	49,995,000	49,995,000			400	400
Stock dividend to the controlling shareholder | $		$ 5,000
Conversion of preferred shares to share capital, shares | shares	326,976,779	326,976,779
Conversion of preferred shares to share capital | $		$ 3,269,768
Recapitalization upon the Merger, shares | shares	1,597,547,772	1,597,547,772
Recapitalization upon the Merger | $		$ 16,470,477
Deemed issuance of shares upon the Merger transaction, shares | shares	161,713,040	161,713,040
Deemed issuance of shares upon the Merger transaction | $		$ 1,617,130
Issuance of share capital, shares | shares	57,570,524	57,570,524
Issuance of share capital | $		$ 575,705
Exercise of option, shares | shares	3,170,010	3,170,010
Exercise of option | $		$ 31,700
Ending balance (in shares) | shares	2,196,978,125	2,196,978,125	500	500	500	500
Ending balance | $		$ 21,969,781		$ 1		$ 1